Note I - Investment in MVP Realty Advisors (Detail) (VRMI II [Member], USD $)	Apr. 30, 2012
VRMI II [Member]
Equity Method Investment, Aggregate Cost (in Dollars)	$ 1,000
Equity Method Investment, Ownership Percentage	40.00%